         SEMI-ANNUAL REPORT o JUNE 30, 2000

         [Graphic Omitted]

         THE
         KAUFMANN
         FUND, INC.
         -------------------------------------------------------------------

         140 East 45th Street
         New York, New York 10017

         INVESTING IN GROWTH COMPANIES FOR THE LONG TERM

                   ------------------------------------------
                   FOR QUESTIONS REGARDING YOUR ACCOUNT CALL:
                               (800) 261-0555
                   ------------------------------------------

         -------------------------------------------------------------------

THE KAUFMANN FUND, INC.           SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

DEAR SHAREHOLDER:
      We are pleased to report excellent results for the first six months of 2000. The Kaufmann Fund was up 13.1% in net asset value for the period ended June 30, 2000. The Fund's compounded return for the one, five and ten-year periods ended June 30, 2000, were 43.3%, 17.8% and 19%, respectively.

      Early in the second quarter there was a sharp market sell-off. This was a healthy reaction, in our view, to the speculative excess that preceded it -- particularly in certain areas of technology, biotechnology and the internet. Since then, the market environment has improved considerably, with investors once again at least talking about the importance of a company's underlying fundamentals in determining the company's enterprise value and stock price. With our life-long devotion to rigorous fundamental research, we should prosper in this climate.

      The relative valuations of true growth companies should become greater in periods when most other companies begin to experience slower growth, and when interest rates and inflation are stable. These are the circumstances in which we find ourselves. As a consequence, the valuations of emerging growth companies relative to large-caps have begun to improve for the first time in years. In addition, the volatility of the market has continued to increase. While we cannot deny how scary it can sometimes be, it also creates the greatest opportunities for investors who understand the fundamentals that determine intrinsic value. Today's investment climate seems ideally suited for stock picking, which is precisely what we know and do best.

      The current global economic environment continues to be favorable for investors. The worldwide trends of governments enacting sound economic policies (balanced budgets, deregulation, free trade and lower taxes) and of central bankers enacting non-inflationary monetary policies, combined with accelerated advances in technology, have created a positive environment for equity investors and Kaufmann Fund shareholders.

      We thank you for your loyal support and look forward to serving you for many years to come.

      Sincerely,

  /s/ Hans P. Utsch                              /s/ Lawrence Auriana

      Hans P. Utsch                                  Lawrence Auriana
      Portfolio Co-Manager                           Portfolio Co-Manager

THE KAUFMANN FUND, INC.           SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

                                                             (UNAUDITED)
                                                           SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                           ----------------      -------------------------------------------------
                                                             June 30, 2000       1999       1998       1997       1996       1995
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 5.95         $ 5.68     $ 6.37     $ 5.84     $ 5.05     $ 3.76
Income from Investment Operations:
  Net Investment Income (Loss)                                   (0.036)        (0.060)    (0.040)    (0.060)    (0.030)    (0.060)
  Net Realized and Unrealized Gain on Investments                 0.816          1.316      0.017      0.795      1.083      1.445
                                                                ------------------------------------------------------------------
Total Income (Loss) from Investment Operations                    0.780          1.256     (0.023)     0.735      1.053      1.385
Less Distributions:
  From Net Investment Income                                       --             --         --         --         --         --
  From Net Realized Gains                                          --            0.986      0.667      0.205      0.263      0.095
                                                                ------------------------------------------------------------------
Total Distributions                                                --            0.986      0.667      0.205      0.263      0.095
NET ASSET VALUE, END OF PERIOD                                   $ 6.73         $ 5.95     $ 5.68     $ 6.37     $ 5.84     $ 5.05

TOTAL RETURN (a)                                                 13.11 %        26.01 %     0.72 %    12.59 %     20.9 %    36.89 %

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in millions)                          $3,633         $3,476     $4,621     $6,008     $5,341     $3,163
Ratio of Expenses (after expense reimbursement)
  to Average Net Assets (%)                                       1.88 %*        1.95 %     1.96 %     1.89 %     1.93 %      2.17 %
Ratio of Interest Expense to Average Net Assets (%)               0.01 %*        0.01 %     0.01 %     0.01 %     0.01 %      0.01 %
                                                                ------------------------------------------------------------------
Ratio of Expenses (after expense reimbursement
  less interest expense) to Average Net Assets (%)                 1.87 %*        1.94 %     1.95 %     1.88 %     1.92 %     2.16 %
Ratio of Net Investment Income (Loss) to
  Average Net Assets (%)                                          (1.13)%*       (1.19)%    (0.66)     (1.00)     (0.82)%    (1.24)%
Portfolio Turnover Rate (%)                                          37 %           78 %       59 %       65 %       72 %       60 %

(A) THE TOTAL RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES HAD NOT BEEN REDUCED. (SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.)
  * ANNUALIZED

-----------------------------------------------------------------------------------------------------------------------------------
                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.           SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

STOCKS 84.4%
                                                                      Value
                                                        Shares        (000s)
                                                        ------        ------
FINANCIAL 7.7%
FINANCE 6.3%
  3 I Group PLC (GBP)                           ^         550,000    $   11,310
  Capital One Financial Corporation                       300,000        13,388
  Concord EFS, Inc.                             *       5,950,000       154,700
  Federal Agricultural Mortgage Corporation     +*        519,000         7,558
  GreenPoint Financial Corp.                              621,600        11,655
  Heller Financial, Inc.                                  236,500         4,848
  IndyMac Mortgage Holdings, Inc.               *         800,000        10,850
  MBNA Corporation                                        400,000        10,850
  Shohkoh Fund & Co. Ltd. (JPY)                 ^*         10,000         2,252
                                                                     ----------
                                                                        227,411
                                                                     ----------
INSURANCE 1.0%
  ACE Limited                                             400,000        11,200
  Philadelphia Consolidated Holding Corp.       +*      1,300,000        21,856
  RTW, Inc.                                     +*      1,170,100         4,424
                                                                     ----------
                                                                         37,480
                                                                     ----------
VENTURE CAPITAL 0.4%
  GreenField Technology Ventures Fund I, L.P.   #*              1            94
  incuVest LLC - Class A                        #*              1         5,000
  Peachtree/CB Partners, LLC                    #*              1         2,742
  Rocket Ventures II, L.P.                      #*              1         6,063
                                                                     ----------
                                                                        13, 899
                                                                     ----------
REAL ESTATE 0.0%
  Washington Real Estate Investment Trust                  37,800           676
                                                                     ----------
                                                                            676
                                                                     ----------
TOTAL FINANCIAL                                                         279,466
                                                                     ----------
HEALTH 15.4%
HEALTHCARE SERVICES 3.9%
  CompDent Corp.                                +#*       248,612           122
  CompDent Corp.- Pfd.                          +#*         2,851         2,832
  Healthcare Recoveries, Inc.                   +*      1,396,000         4,973
  Latin Healthcare Fund, L.P.                   #*              1         9,079
  Lincare Holdings, Inc.                        +*      4,846,100       119,335
  Pacific Health Laboratories, Inc.             #*        133,500           459
  Peachtree Medichem Partners, LLC              #*         30,078         1,468
  PRWW Ltd.                                     *         100,000         1,388
                                                                     ----------
                                                                        139,656
                                                                     ----------
MEDICAL EQUIPMENT AND SUPPLIES 1.8%
  Amira Medical - Series A Pfd.                 #*        250,000         1,375
  Amira Medical - Series D Pfd.                 #*      1,000,000         5,500
  Aspect Medical Systems, Inc.                  *          10,000           270
  Bionx Implants, Inc.                          +*        862,750         2,103
  Cardinal Health, Inc.                         *         100,000         7,400
  Cortek, Inc. - Series C Conv. Pfd.            #*        500,000         1,000
  Cryolife, Inc.*                                         100,000         2,300
  De Novo (Q) Ventures I, L.P.                  #*              4         2,000
  ENDOcare, Inc.                                #*        749,100        15,169
  INAMED Corporation                            *         200,000         7,325
  Orthofix International N.V                    +*        826,900        14,781
  PercuSurge, Inc. - Series E Pfd.              #*      1,176,471         3,000
  Sanarus Medical Incorporated - Series A Pfd.  #*        666,667         1,000
  ThermoGenesis Corp.                           #*        478,400           867
  ThermoGenesis Corp. - Warrants                #*         80,000             0
                                                                     ----------
                                                                         64,090
                                                                     ----------
PHARMACEUTICAL AND BIOTECH 9.7%
  ACADIA Pharmaceuticals Inc.                   #*        266,666         2,000
  Aclara Biosciences Inc.                       *          70,000         3,566
  Alexion Pharmaceuticals, Inc.                 +*        784,000        56,056
  Allos Therapeutics Inc.                       *         450,000         4,387
  Aradigm Corporation                           *         380,000         6,650
  Aradigm Corporation                           #*        666,667        10,500
  ArQule, Inc.                                  +*        980,000        18,988
  Aurora Biosciences Corporation                +*        609,100        41,533
  BioChem Pharma Inc.                           *         200,000         4,925
  Biogen, Inc.                                  *          50,000         3,225
  Cephalon, Inc.                                *         480,000        28,740
  Cephalon, Inc. - Pfd. Convertible                        95,000        16,079
  Charles River Laboratories International,
    Inc                                         *         220,000         4,881
  CIMA Labs Inc.                                *         101,100         2,047
  Collateral Theraupeutics, Inc.                *         100,000         2,536
  Corixa Corporation                            *         300,000        12,881
  CV Therapeutics, Inc.                         *         350,000        24,259
  diaDexus, Inc. - Series C Pfd.                #*        645,161         5,000
  Genomica Corporation - Series B Pfd.          #*      9,722,222         7,000
  Genomica Corporation - Series C Pfd.          #*      2,245,595         3,368
  Genzyme Transgenics Corporation               *         150,000         4,069
  IntraBiotics Pharmaceuticals, Inc.-
    Series G Pfd.                               #*        750,000        16,013
  LJL BioSystems, Inc.                          #*        482,700         8,417
  LJL BioSystems, Inc. - Pfd.                   #*        272,500         3,696
  Medarex, Inc.*                                          170,000        14,365
  Peachtree/LeadScope, Inc.                     #*              1           683
  Peptech Limited (AUD)                         ^#*        31,250             0
  Pharmacopeia, Inc.                            *         100,000         4,638
  Protein Design Labs, Inc.                     *         120,000        19,794
  QTL PhotoTherapeutics Inc.                    *          50,000         3,866
  SangStat Medical Corporation                  *         100,000         2,888
  Waters Corporation                            *         100,000        12,481
  Xenometrix, Inc.                              #*          6,619             0
                                                                     ----------
                                                                        349,531
                                                                     ----------
TOTAL HEALTH                                                            553,277
                                                                     ----------
RETAIL 5.1%
RESTAURANTS 3.2%
  J.D. Wetherspoon plc (GBP)                    ^+     20,500,000       116,319
  Western Growth Capital Partners I, L.L.L.P    #*         52,500           126
                                                                     ----------
                                                                        116,445
                                                                     ----------
RETAIL 1.9%
  AutoZone, Inc.                                *         800,000        17,600
  Carrefour SA (FRF)                            ^*         75,000         5,127
  Family Dollar Stores, Inc.                              600,000        11,737
  Lowe's Companies, Inc.                                  150,000         6,159
  PETsMART, Inc.                                +*      7,783,000        26,268
                                                                     ----------
                                                                         66,891
                                                                     ----------
TOTAL RETAIL                                                            183,336
                                                                     ----------
SERVICES 17.1%
BUSINESS SERVICES 3.8%
  Carey International, Inc.                     +*        400,000         5,550
  Cendant Corporation                           *       5,000,000        70,000
  Corporate Executive Board Company             *         500,000        29,938
  CoStar Group, Inc.                            *         300,100         7,521
  Dispatch Management Services Corp.            +*      1,548,000         2,032
  Electricity Generating Authority of
    Thailand (THB)                              ^*         10,000             7
  Expeditors International of Washington,
    Inc                                                   200,000         9,500
  Kroll-O'Gara Company                          *         223,400         1,494
  The Titan Corporation                         *          30,000         1,343
  TNT Post Group N.V. (NGL)                     ^         400,000        10,788
                                                                     ----------
                                                                        138,173
                                                                     ----------
MEDIA 7.7%
  Citadel Communications Corporation            *         400,000        13,975
  Clear Channel Communications, Inc.            *       1,000,000        75,000
  Comcast Corporation                           *         300,000        12,150
  Entercom Communications Corp.                 *         480,000        23,400
  Grupo Televisa S.A                            *         100,000         6,893
  Infinity Broadcasting Corporation - Class A   *       2,025,000        73,786
  Insight Communications Company, Inc.          *         713,600        11,150
  Lamar Advertising Company                     *         570,000        24,688
  Martha Stewart Living Omnimedia, Inc.         *          56,000         1,232
  Panavision Inc.                               #*             20             1
  SBS Broadcasting SA                           *         100,000         5,450
  United Pan-Europe Communications N.V. (NGL)   ^*        156,000         4,079
  United Pan-Europe Communications N.V. ADR     *         450,000        12,150
  UnitedGlobalCom, Inc.                         *         300,000        14,025
                                                                     ----------
                                                                        277,979
                                                                     ----------
RECREATION AND ENTERTAINMENT 0.7%
  Championship Auto Racing Teams, Inc.          *         486,900        12,416
  CINAR Corporation                             +*        995,900         6,971
  Dover Downs Entertainment, Inc.                         359,900         5,039
  Speedway Motorsports, Inc.                    *         100,000         2,300
                                                                     ----------
                                                                         26,726
                                                                     ----------
TELECOMMUNICATION SERVICES 4.5%
  American Tower Corp.                          *         800,000        33,350
  Crown Castle International Corp.              *         175,000         6,388
  FLAG Telecom Holdings Limited                 *         150,000         2,231
  Illuminet Holdings, Inc.                      #*         20,100         3,272
  Illuminet Holdings, Inc.                      *          71,200         3,622
  Intermedia Communications                     *         100,000         2,975
  McLeodUSA Incorporated                        *         200,000         4,137
  Netamerica.com Corporation                    #*         41,667           500
  Netamerica.com Corporation - Warrants         #*         20,833             0
  Nextel Communications, Inc.                   *         200,000        12,237
  Nextel Partners, Inc.                         *         206,000         6,708
  Pinnacle Holdings Inc.                        *         250,000        13,500
  Primus Telecommunications Group, Inc.         *         300,000         7,463
  Qwest Communications International Inc.       *         350,000        17,391
  SBA Communications Corporation                *          25,000         1,298
  TALK.com, Inc.                                *       1,522,700         8,851
  Time Warner Telecom Inc.                      *         406,200        26,149
  Viatel, Inc.                                  *         275,000         7,855
  World Access, Inc.                            #*        255,000         2,821
                                                                     ----------
                                                                        160,748
                                                                     ----------
TRANSPORTATION 0.4%
  Frontline Limited (NOK)                       ^*        750,000         9,178
  OMI Corporation                               *         900,000         4,894
                                                                     ----------
                                                                         14,072
                                                                     ----------
TOTAL SERVICES                                                          617,698
                                                                     ----------

TECHNOLOGY 35.6%
COMPUTER HARDWARE AND PERIPHERALS 0.2%
  Exabyte Corporation                           *         500,000         2,250
  PixTech, Inc.                                 *       1,082,531         2,097
  Silicon Graphics, Inc.                        *         475,000         1,781
                                                                     ----------
                                                                          6,128
                                                                     ----------
COMPUTER SOFTWARE 9.4%
  Amdocs Limited                                *       2,075,000       159,256
  Ariba, Inc.                                   *          50,000         4,902
  Check Point Software Technologies Ltd.        *         380,000        80,465
  Citrix Systems, Inc.                          *         140,000         2,651
  ISG International Software Group Ltd.         #*         45,000           765
  Macromedia, Inc.                              *         240,000        23,205
  OpenTV Corp.                                  *         190,000         8,526
  RealNetworks, Inc.                            *          40,000         2,023
  SensAble Technologies, Inc. - Series B Pfd.   #*      1,333,334         2,067
  SensAble Technologies, Inc. - Series C Pfd.   #*        443,979         1,474
  Siebel System, Inc.                           *         335,000        54,794
                                                                     ----------
                                                                        340,128
                                                                     ----------
DATA PROCESSING SERVICES 1.6%
  Affiliated Computer Services, Inc.            *       1,300,000        42,981
  CSG Systems International, Inc.               *         100,000         5,606
  Ordina Beheer N.V. (NGL)                      ^*        197,100         6,586
  PEC Solutions, Inc.                           *          21,400           174
  Pegasus Solutions Inc.                        *         200,000         2,175
  Ryan Hankin Kent, Inc. - Series B Conv
    Pfd                                         #*      2,000,000         2,000
                                                                     ----------
                                                                         59,522
                                                                     ----------
NETWORKING AND TELECOMMUNICATION EQUIPMENT 5 6%
  BreezeCOM Ltd.                                *         207,500         9,026
  BreezeCOM Ltd.- Series B Conv. Pfd.           #*        557,576        16,978
  Cabletron Systems, Inc.                       *         300,000         7,575
  Comverse Technology, Inc.                     *         100,000         9,300
  Corning Incorporated                                     50,000        13,494
  Efficient Networks, Inc.                      *         210,000        15,448
  Extreme Networks, Inc.                        *          50,000         5,275
  JDS Uniphase Corporation                      *         600,000        71,925
  Methode Electronics, Inc.                               350,000        13,519
  P-Com, Inc.                                   #*      2,516,990        11,452
  Sawtek Inc.                                   *         110,000         6,332
  Stratos Lightwave, Inc.                       *          25,000           697
  Tellabs, Inc.                                 *         155,000        10,608
  Vishay Intertechnology, Inc.                  *         300,000        11,381
                                                                     ----------
                                                                        203,010
                                                                     ----------
ONLINE INTERNET INFORMATION 2.9%
  America Online, Inc.                          *         550,000        29,013
  Digital Impact, Inc.                          *          50,000           706
  Emailthatpays.com Inc.                        #*         17,200            48
  Getty Images, Inc.                            *         500,000        18,531
  Go2Net, Inc.                                  *          50,000         2,516
  Hotel Reservations Network, Inc.              +*        800,000        23,800
  internet.com Corporation                      *         259,400         5,107
  internet.com Ventures Partners III LLC        #*              1           300
  L90, Inc.                                     *         150,000         1,575
  Mail.com                                      *         248,800         1,415
  TMP Worldwide Inc.                            *         250,000        18,453
  VeriSign, Inc.                                *          10,750         1,897
                                                                     ----------
                                                                        103,361
                                                                     ----------
SEMICONDUCTOR AND EQUIPMENT 15.9%
  Alliance Semiconductor Corporation            *         150,000         3,684
  Alpha Industries, Inc.                        *         800,000        35,250
  ANADIGICS, Inc.                               *         359,300        12,239
  ASM Lithography Holding N.V                   *         200,000         8,825
  Atmel Corporation                             *         920,000        33,925
  Cabot Microelectronics Corporation            *          87,100         3,985
  Cypress Semiconductor Corporation             *       2,150,000        90,838
  Infineon Technologies AG                      *         600,000        47,550
  Integrated Device Technology, Inc.            *         100,000         5,988
  LSI Logic Corporation                         *       1,500,000        81,188
  Marvell Technology Group Ltd.                 *          10,000           570
  MIPS Technologies, Inc.                       *          65,826         2,534
  Novellus Systems, Inc.                        *         500,000        28,281
  Oak Technology, Inc.                          *         100,000         2,156
  Pixelworks, Inc.                              *         310,000         7,053
  PMC-Sierra, Inc.                              *          20,000         3,554
  SDL, Inc.                                     *          23,000         6,559
  Vitesse Semiconductor Corporation             *       2,100,000       154,481
  Xilinx, Inc.                                  *         540,000        44,584
                                                                     ----------
                                                                        573,244
                                                                     ----------
TOTAL TECHNOLOGY                                                      1,285,393
                                                                     ----------
OTHER 3.5%
ENERGY 3.0%
  EEX Corporation                               *       2,133,300        12,400
  Enron Corp.                                             215,000        13,868
  Forest Oil Corporation                        *         658,900        10,501
  Hardman Resources NL (AUD)                    ^#*       562,500            81
  Input/Output, Inc.                            *         100,000           844
  Ocean Energy, Inc.                            *         375,000         5,320
  Oceaneering International, Inc.               *         600,000        11,400
  Sante Fe Snyder Corp.                         *       3,108,750        35,362
  St. Mary Land & Exploration Company                     400,000        16,825
  Virginia Gas Company                          +*        593,000         2,001
                                                                     ----------
                                                                        108,602
                                                                     ----------
INDUSTRIAL 0.5%
  Buckeye Technologies Inc.                     *         155,000         3,400
  Capstone Turbine Corporation                  *           1,000            45
  HEICO Corp. - Class A                                   100,000         1,225
  Masco Corporation                                       100,000         1,806
  Simpson Manufacturing Co., Inc.               *         200,000         9,563
                                                                     ----------
                                                                         16,039
                                                                     ----------
TOTAL OTHER                                                             124,641
                                                                     ----------

-------------------------------------------------------------------------------
TOTAL STOCKS (COST $1,778,263)                                      $ 3,043,811
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONVERTIBLE BONDS 1.1%
-------------------------------------------------------------------------------
                                                           Face        Value
                                                          Amount       (000s)
                                                          -------      -----
  APP Finance (VII) Mauritius Limited                 $20,000,000    $   14,500
    3.5% 04/30/03
  PETsMART, Inc.                                +      37,500,000        25,031
    6.75% 11/01/04
                                                                     ----------

-------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (COST $54,398)                               $   39,531
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 14.5%
-------------------------------------------------------------------------------
                                                         Par           Value
                                                        Value          (000s)
                                                       -------         -----
COMMERCIAL PAPER
  Associates Corp. North America, 6.75%, 07/03/00    $ 49,883,000    $   49,864
  Associates First Capital Corp., 6.75%, 07/03/00     250,000,000       249,906
  Citi Group Holdings Inc., 6.75%, 07/03/00             1,668,000         1,667
  Clipper Receivables Corp., 6.78%, 07/03/00          171,560,000       171,496
  Frigate Funding Corp., 6.80%, 07/03/00               51,656,000        51,637
                                                                     ----------
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $524,570)                         $  524,570
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTRACTS 0.0%
-------------------------------------------------------------------------------
                                                                       Value
                                                      Contracts        (000s)
                                                      ---------        ------
PURCHASED OPTIONS
  Currency options, strike price, expiration:
    GBP, call @1.447, 08/31/00                         78,000,000    $      268
  Equity options, strike price, expiration:
    Cendant Corporation, call @ 15, 01/20/01                5,000         1,065
    Cendant Corporation, call @ 20, 01/20/01                7,000           658

SOLD OPTIONS
  Currency options, strike price, expiration:
    GBP, call @ 1.52, 08/31/00                        (78,000,000)       (1,630)
  Equity options, strike price, expiration:
    Affiliated Computer Services, Inc.,
      call @ 40, 10/21/00                                  (2,500)         (219)
    SDL, Inc., call @ 300, 12/16/00                          (230)       (1,771)
                                                                     ----------
-------------------------------------------------------------------------------
TOTAL CONTRACTS (COST $2,985)                                        $   (1,629)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TOTAL INVESTMENTS 100%                                               $3,606,283
(COST $2,360,216)
                                                                     ==========
-------------------------------------------------------------------------------
SCHEDULE OF SECURITIES SOLD SHORT
-------------------------------------------------------------------------------

                                                                      Value
                                                        Shares        (000s)
                                                        ------        ------
STOCKS
  Quanta Services Inc.                                     10,000    $      550
  StarMedia Network, Inc.                                  10,000           189
  TiVo Inc.                                                10,000           350
                                                                     ----------
-------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT                                          $    1,089
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LEGEND

    % Represents percentage of total portfolio owned
    ^ Foreign Denominated Security:
        AUD  - Australian Dollar
        FRF  - French Franc
        JPY  - Japanese Yen
        NOK  - Norwegian Kroner
        THB  - Thai Baht

    + Affiliated Company (See Note 6 of Notes to Financial Statements)
    # Restricted Security (See Note 7 of Notes to Financial Statements)
    * Non - income producing during the period
-------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.          SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                         AMOUNTS IN THOUSANDS
                                                       (EXCEPT PER SHARE AMOUNT)
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------

Investments in securities, at value (cost $2,360,216)
  (See accompanying schedule)                                  $3,606,283
Cash and cash equivalents                                              31
Deposit with custodian bank for securities sold short                 940
Receivable from brokers for securities sold short                     988
Receivable for investments sold                                    58,133
Receivable for Fund shares sold                                       920
Dividends and interest receivable                                     912
Other receivables                                                     166
Shares of Investment Fund, at amortized cost, held as
  collateral for securities loaned                                923,784
                                                               ----------

-------------------------------------------------------------------------------
TOTAL ASSETS                                                    $4,592,157
-------------------------------------------------------------------------------

LIABILITIES

  Securities sold short, at value (proceeds $1,028)
    (See accompanying schedule)                                     1,089
  Payable for investments purchased                                29,881
  Payable for Fund shares redeemed                                  3,326
  Payable to Investment Advisor                                        18
  Other payables and accrued expenses                               1,473
  Payable upon return of securities loaned (Note 5)               923,784
                                                               ----------

TOTAL LIABILITIES                                                 959,571

-------------------------------------------------------------------------------
NET ASSETS                                                     $3,632,586
-------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Paid in capital                                              $1,548,225
  Accumulated net investment loss                                (253,282)
  Accumulated undistributed net realized gain on investments
    and foreign currency transactions                           1,091,741
  Net unrealized appreciation on investments and assets and
    liabilities in foreign currencies                           1,245,902
                                                               ----------

NET ASSETS, FOR 539,827 SHARES OUTSTANDING                     $3,632,586
                                                               ==========

NET ASSET VALUE PER SHARE
  (based on 539,827 shares outstanding, 2,000,000 shares
  authorized with $.10 per share par value)                         $6.73
                                                                    =====

-------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.          SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------

                                                           AMOUNTS IN THOUSANDS

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------

  Interest (including income on securities loaned of $1,318)     $ 11,164
  Dividends, net of $41 foreign taxes withheld (including
  $251 received from affiliated issuers)                            1,487
  Other (Note 3)                                                      944
                                                                 --------
-------------------------------------------------------------------------------
TOTAL INCOME                                                     $ 13,595
-------------------------------------------------------------------------------

EXPENSES

  Investment advisory fee (Note 3)                                 27,566
  Distribution fee (Note 3)                                         6,432
  Shareholder servicing fees                                        2,116
  Audit fees                                                          234
  Custodian fees and expenses                                         226
  Interest expense (Note 8)                                           219
  Printing and mailing expenses                                       199
  Non-interested directors' fees and expenses                         113
  Legal fees                                                           79
  Registration fees                                                    27
  Miscellaneous expenses                                              110
                                                                 --------
  Total expenses before reimbursement                              37,321
  Expense reimbursement by Investment Advisor (Note 3)             (2,780)
                                                                 --------
NET EXPENSES                                                       34,541

-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                              $(20,946)
-------------------------------------------------------------------------------

Realized and Unrealized Gain
  Net realized gain (loss) on:
    Investment securities (including net realized gain
      of $73,905 on sales of investments in affiliated
      issuers (Note 6))                                           796,129
    Foreign currency transactions                                    (595)
                                                                 --------
                                                                  795,534
                                                                 --------
  Changes in net unrealized (depreciation) on:
    Investment securities                                        (324,690)
    Assets and liabilities                                           (103)
                                                                 --------
                                                                 (324,793)
                                                                 --------
NET GAIN                                                          470,741
                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $449,795
                                                                 ========

-------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.          SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                                                 AMOUNTS IN THOUSANDS
                                                                   -----------------------------------------------
                                                                    (Unaudited)
                                                                     Six months                      Year
                                                                       ended                         ended
                                                                    June 30, 2000                December 31, 1999
                                                                    --------------               -----------------

INCREASE (DECREASE) IN NET ASSETS
  Operations
    Net investment loss                                              $   (20,946)                  $   (40,228)
    Net realized gain                                                    795,534                       449,948
    Change in net unrealized appreciation (depreciation)                (324,793)                      231,028
                                                                     -----------                   -----------
    Net increase in net assets resulting from operations                 449,795                       640,748
                                                                     -----------                   -----------
  Distributions to shareholders
    From net investment income                                              --                            --
    From net realized gain                                                  --                        (512,373)
                                                                     -----------                   -----------
    Total distributions                                                     --                        (512,373)
                                                                     -----------                   -----------
  Share transactions
    Net proceeds from sales of shares                                    147,695                       230,601
    Reinvestment of distributions                                           --                         496,927
    Cost of shares redeemed                                             (440,779)                   (2,001,046)
                                                                     -----------                   -----------
    Net decrease in net assets resulting from share transactions        (293,084)                   (1,273,518)
                                                                     -----------                   -----------
  Total increase (decrease) in net assets                                156,711                    (1,145,143)

NET ASSETS

  Beginning of period                                                  3,475,875                     4,621,018
                                                                     -----------                   -----------
  End of period                                                      $ 3,632,586                   $ 3,475,875
                                                                     ===========                   ===========

OTHER INFORMATION

  Shares:
    Sold                                                                  21,674                        43,175
    Issued in reinvestment of distributions                                 --                         102,246
    Redeemed                                                             (66,219)                     (374,248)
                                                                     -----------                   -----------
  Net decrease                                                           (44,545)                     (228,827)
                                                                     ===========                   ===========

---------------------------------------------------------------------------------------------------------------
                   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE KAUFMANN FUND, INC.          SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1 SIGNIFICANT ACCOUNTING POLICIES

      The Kaufmann Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, open-end management investment company. The Fund is incorporated in Maryland. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions.

   SECURITY VALUATION

      Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the board of directors.

   FOREIGN CURRENCY TRANSLATION

      The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at the end of the reporting period. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

      Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, dispositions of foreign currencies, and the difference between the amount of accrued net investment income and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investment securities.

   INCOME TAXES

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Accordingly, no provision for Federal income taxes is required.

   INVESTMENT INCOME

      Dividend income is recorded on ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain.

   SECURITY TRANSACTIONS

      Security transactions are recorded on trade date, which is the date the order to buy or sell is executed. Gains and losses on securities sold are determined on the basis of identified cost.

   DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are recorded on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Permanent book and tax differences relating to shareholder distributions, may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investments and foreign currency transactions may include temporary book and tax differences, which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed the following year.

2 OPERATING POLICIES

   FOREIGN CURRENCY CONTRACTS

      The Fund utilizes foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency, or if counter parties do not perform under the contract terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.

   REPURCHASE AGREEMENTS

      The Fund, through its custodian, takes possession through the Federal Reserve Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying U.S. Treasury or Federal Agency Securities are valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, liquidation and/or retention of the collateral may be subject to legal proceedings.

   SHORT SALES

      Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the borrowed security by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian. At June 30, 2000, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $9,753,434 and $10,781,855, respectively. Securities sold short at June 30, 2000 and their related values are set forth in the Schedule of Securities Sold Short.

3 INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE

      Edgemont Asset Management Corporation (Edgemont) is the investment advisor of the Fund. Certain officers and directors of the Fund are affiliated with Edgemont. Edgemont's investment advisory fee is calculated on an annual basis at 1.5% of the Fund's average net assets. For the six months ended June 30, 2000, the Fund incurred investment advisory fees of $27,566,253. Edgemont has voluntarily agreed to reimburse the Fund for expenses, to the extent of the investment advisory fee, if the Fund's annual expenses (other than brokerage commissions, capital items, interest, taxes, extraordinary items and other excludable items) are in excess of $650,000. A reimbursement of $2,779,768 was made for the six months ended June 30, 2000. Edgemont has voluntarily agreed to continue to provide this reimbursement in the future.

   DISTRIBUTION FEE

      The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund or Edgemont may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or Edgemont. The Fund or Edgemont may incur such distribution expenses at the rate of 0.75% per annum on the Fund's average net assets. For the six months ended June 30, 2000, distribution expenses of $6,432,126 were incurred by the Fund, equivalent to .35% per annum of the Fund's average net assets.

   REDEMPTION FEE

      The Fund imposes a redemption fee of 0.2% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended June 30, 2000, redemption fees of $896,786 were allocated to cover the cost of redemptions. Excess fee proceeds of $12,707 were added to the Fund's assets.

   BROKERAGE COMMISSIONS

      The Fund places a portion of its portfolio transactions with Bowling Green Securities, Inc. (Bowling Green). For the six months ended June 30, 2000, $20,000 of brokerage commissions were paid to Bowling Green. Certain officers and directors of the Fund are affiliated with Bowling Green.

4 INVESTMENTS

   PURCHASES AND SALES OF INVESTMENTS

      Purchases and sales of securities (excluding short-term investments and securities sold short) aggregated $1,251,249,795 and $2,080,817,401, respectively.

   PORTFOLIO TURNOVER RATE

      Portfolio turnover rate, which is calculated on the lesser of the costs of investments purchased or the proceeds from investments sold (excluding short-term investments and securities sold short) measured as a percentage of the Fund's average monthly portfolio, was 37% for the six months ended June 30, 2000.

   TAX BASIS OF INVESTMENTS

      As of June 30, 2000, the aggregate cost, for Federal income tax purposes, of investment securities was $1,834,617,953. Accumulated net unrealized appreciation aggregated $1,246,006,133, of which $1,414,133,392 related to appreciated investment securities and $168,127,259 related to depreciated investment securities.

5 PORTFOLIO SECURITIES LOANED

      The Fund lends securities to certain brokers who pay the Fund negotiated lenders' fees. These fees, less costs to administer the program, are included in interest income and amounted to $1,317,783 for the six months ended June 30, 2000. The Fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At June 30, 2000, the value of the securities loaned and the value of collateral was $907,231,135 and $923,783,877, respectively.

6 TRANSACTIONS WITH AFFILIATED COMPANIES

      An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with companies which are or were affiliates are as follows:

                                                                              AMOUNTS IN THOUSANDS
                                                             ------------------------------------------------------
                                                             PURCHASE          SALES        DIVIDEND
  AFFILIATE                                                   COST             COST          INCOME         VALUE
-------------------------------------------------------------------------------------------------------------------
  Aastrom Biosciences, Inc.                               *  $   --          $  3,800        $   --        $   --
  Aastrom Biosciences, Inc. Pfd. (restricted)             *      --               395            --            --
  Alexion Pharmaceuticals, Inc.                           *      --             3,716            --          56,056
  Alpha Industries, Inc.                                  *      --            21,098            --            --
  ArQule, Inc.                                            *      --            24,749            --          18,988
  Aurora Biosciences Corporation                          *        70          73,973            --          41,533
  Billing Concepts Corp.                                  *      --             3,812            --            --
  Bionx Implants, Inc.                                    *       331              83            --           2,103
  Carey International, Inc.                               *       507           1,439            --           5,550
  CINAR Corporation                                       *      --             5,180            --           6,971
  CompDent Corp. (restricted)                             *      --              --              --             122
  CompDent Corp. Pfd. (restricted) *                             --              --              --           2,832
  Cunningham Graphics International, Inc.                 *       219           3,891            --            --
  Dispatch Management Services Corp.                      *       230            --              --           2,032
  Federal Agricultural Mortgage Corp.                     *      --              --              --           7,558
  Hanger Orthopedic Group, Inc.                           *      --             2,538            --            --
  Healthcare Recoveries, Inc.                             *      --              --              --           4,973
  Hotel Reservations Network, Inc. *                           20,253           2,850            --          23,800
  Hutchinson Technology Inc. 6%, 3/15/05                         --            17,052            --            --
  J.D. Wetherspoon plc (GBP)                                   15,706             708             251       116,319
  Lincare Holdings, Inc.                                  *    11,296           7,345            --         119,335
  MAPICS, Inc.                                            *      --             2,293            --            --
  Orthofix International N.V                              *      --              --              --          14,781
  PETsMART, Inc.                                          *     5,285            --              --          26,268
  PETsMART, Inc., 6.75%, 11/01/04                                --             5,500            --          25,031
  Philadelphia Consolidated Holding Corp.                 *      --             1,369            --          21,856
  PSS World Medical, Inc.                                 *      --             8,336            --            --
  RTW, Inc.                                               *      --              --              --           4,424
  Systemax Inc.                                           *      --             7,932            --            --
  TriPath Imaging, Inc.                                   *      --             1,053            --            --
  United Payors & United Providers, Inc.                  *      --             6,238            --            --
  US Oncology, Inc.                                       *      --            19,486            --            --
  Virginia Gas Company                                    *      --              --              --           2,001
  ZOLL Medical Corporation                                *      --            33,671            --            --
                                                             --------        --------      --------        --------
                                                             $ 53,897        $258,507        $    251      $502,533
                                                             ========        ========        ========      ========

* Non-income producing during the period.

7 RESTRICTED SECURITIES

      The Fund may not invest more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2000, the Fund owned the following restricted securities (constituting 4.3% of net assets), which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by pricing services or brokers, or if not available, in good faith by or at the direction of the Board of Directors. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                                                        AMOUNTS IN THOUSANDS
                                                   DATE OF          SHARE/PAR         -----------------------
  DESCRIPTION                                    ACQUISITION         AMOUNT            COST            VALUE
-------------------------------------------------------------------------------------------------------------
ACADIA Pharmaceuticals Inc.                        05/03/00           266,666        $  2,000        $  2,000
Amira Medical - Series A Pfd.                      04/12/99           250,000           1,375           1,375
Amira Medical - Series D Pfd.                      04/12/99         1,000,000           5,500           5,500
Aradigm Corporation                                03/10/99           666,667           7,000          10,500
BreezeCOM Ltd. - Series B Conv. Pfd.               11/05/99           557,576           2,300          16,978

CompDent Corp.                                     05/24/95            60,000              36              30
                                                   04/21/97            75,000              46              36
                                                   04/22/97            65,000              40              32
                                                   06/30/99            48,612            --                24
                                                                   ----------        --------        --------
                                                                      248,612             122             122
                                                                   ----------        --------        --------
CompDent Corp. - Pfd.                              05/24/95               855             834             834
                                                   04/21/97             1,069           1,060           1,060
                                                   04/22/97               927             938             938
                                                                   ----------        --------        --------
                                                                        2,851           2,832           2,832
                                                                   ----------        --------        --------
Cortek, Inc. - Series C Conv. Pfd.                 02/29/00           500,000           1,000           1,000
De Novo (Q) Ventures I, L.P.                       03/09/00                 4           2,000           2,000
diaDexus, Inc. - Series C Pfd.                     04/04/00           645,161           5,000           5,000
Emailthatpays.com Inc.                             03/24/97            17,200             301              48
ENDOcare, Inc.                                     04/16/98           749,100           2,622          15,169
Genomica Corporation - Series B Pfd.               02/17/99         9,722,222           7,000           7,000
Genomica Corporation - Series C Pfd.               03/10/00         2,245,595           3,368           3,368
GreenField Technology Ventures Fund I, L.P.        06/15/98                 1              88              94

Hardman Resources NL (AUD)                         04/08/93           100,000              34              15
                                                   04/13/93           100,000              36              14
                                                   04/15/93            50,000              18               7
                                                   04/23/93           100,000              34              14
                                                   08/11/93           100,000              31              14
                                                   02/06/95           112,500               4              17
                                                                   ----------        --------        --------
                                                                      562,500             157              81
                                                                   ----------        --------        --------
Illuminet Holdings, Inc.                           02/04/98            20,100             358           3,272
incuVest LLC - Class A                             01/06/00                 1           5,000           5,000
internet.com Venture Partners III LLC              05/15/00                 1             300             300
IntraBiotics Pharmaceuticals, Inc. -
     Series G Pfd.                                 11/23/98           750,000           4,502          16,013
ISG International Software Group Ltd.              03/09/00            45,000             765             765
LJL BioSystems, Inc.                               01/22/99           482,700           1,689           8,417
LJL BioSystems, Inc. - Pfd.                        02/03/00           272,500           2,998           3,696

Latin Healthcare Fund, L.P.                        07/15/97                 1           1,000           1,000
                                                   09/28/98              --             1,079           1,079
                                                   06/03/99              --             3,000           3,000
                                                   05/16/00              --             4,000           4,000
                                                                   ----------        --------        --------
                                                                            1           9,079           9,079
                                                                   ----------        --------        --------
Netamerica.com Corporation                         03/15/00            41,667             500             500
Netamerica.com Corporation - Warrants              03/15/00            20,833            --              --
Pacific-Health Laboratories, Inc.                  08/09/96           133,500             501             459
Panavision Inc.                                    06/05/98                20            --              --
P-Com, Inc.                                        06/22/99         2,516,900          10,000          11,452
Peachtree/CB Partners, LLC                         03/08/00                 1           2,743           2,742
Peachtree/LeadScope, Inc.                          06/30/00                 1             683             683
Peachtree Medichem Partners, LLC                   06/07/99            30,078           1,468           1,468
Peptech Limited (AUD)                              07/19/93            31,250              76            --
PercuSurge, Inc. - Series E Pfd.                   03/15/00         1,176,471           3,000           3,000
Rocket Ventures II, L.P.                           07/20/99                 1           6,250           6,063
Ryan Hankin Kent, Inc. - Series B Conv. Pfd.       06/05/00         2,000,000           2,000           2,000
Sanarus Medical Incorporated -
  Series A Pfd.                                    11/16/99           666,667           1,000           1,000
SensAble Technologies, Inc. -
  Series B Pfd.                                    12/23/97         1,333,334           2,064           2,067
SensAble Technologies, Inc. -
  Series C Pfd.                                    04/05/00           443,979           1,474           1,474
ThermoGenesis Corp.                                12/29/98           478,400             598             867
ThermoGenesis Corp. - Warrants                     01/27/98            80,000            --              --
Western Growth Capital Partners I, L.L.L.P         12/31/97            52,500             166             126
World Access, Inc.                                 12/17/99           255,000           4,488           2,821
Xenometrix, Inc.                                   07/10/92             6,619              50            --
                                                                                     --------        --------
                                                                                     $104,417        $156,331
                                                                                     ========        ========

8 LINE OF CREDIT

      The Fund has a secured $400,000,000 line of credit. The Fund is required to pledge assets equivalent to its borrowings under the line of credit. The Fund incurs a commitment fee on the unused portion of the line of credit. Borrowings are charged interest at 0.50% over the current overnight Federal Funds Rate. No compensating balances are required.

THE KAUFMANN FUND, INC.          SEMI-ANNUAL REPORT - JUNE 30, 2000 - UNAUDITED
-------------------------------------------------------------------------------

THE POWER OF AUTOMATIC INVESTING
-------------------------------------------------------------------------------

DOLLAR-COST AVERAGING: A PROVEN LONG-TERM INVESTMENT STRATEGY

      Just as the stock market fluctuates with time, investor sentiment tends to alternate between periods of enthusiasm and despair. Unfortunately, investors tend to let their emotions guide their investment decisions. An effective investment strategy that assists in overcoming the emotional hazards of market volatility is "dollar-cost averaging." An investment plan using dollar-cost averaging is also a convenient way to lower your average investment cost.

      The key investment concept behind dollar-cost averaging is that when prices are up you purchase fewer shares and when prices are down you purchase more. It is an automatic method to help you counter the natural human impulse to buy high and to sell low.

      The easiest and most painless way to dollar-cost average is to establish an Automatic Investment Plan (AIP). With an AIP, you can arrange for money to be withdrawn directly from your checking/savings account or paycheck. There are no checks to write or phone calls to make -- everything is done for you. It is a simple, effective and effortless way to set aside money.

      Decide on an amount you would like to invest and a specific time to make your investment. Maybe you want to invest $200 a month. Perhaps it would work better to invest every two weeks by taking $100 out of each paycheck. Once you have set an amount and a time period that works for your situation -- stick with it! Dollar-cost averaging works best if you make investments on a regular basis.

      In the end, one of the greatest benefits of dollar-cost averaging is that it commits you to investing regularly, regardless of what is happening in the financial markets. You avoid the temptation to guess whether you are purchasing shares at a market low or a market high, and you make building assets for the future a good habit rather than an agonizing decision.

      Although dollar-cost averaging cannot guarantee a profit or protect against loss in declining markets, it can potentially help make market fluctuations work to your advantage. Dollar-cost averaging, combined with other key benefits such as diversification and professional management, can give you the best opportunity to build wealth.

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INVESTMENT ADVISOR

   Edgemont Asset Management Corporation
   140 East 45th Street, 43rd Floor
   New York, New York 10017
   (212) 661-2443

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CUSTODIAN

   State Street Bank and Trust Company
   P.O. Box 1713
   Boston, Massachusetts 02105

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TRANSFER AGENT
   Boston Financial Data Services Inc.
   P.O. Box 8331
   Boston, Massachusetts 02266
   (800) 261-0555

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LEGAL COUNSEL
   Pepper Hamilton, LLP
   3000 Two Logan Square
   Philadelphia, Pennsylvania 19103

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INDEPENDENT AUDITORS
   Sanville & Company
   1514 Old York Road
   Abington, Pennsylvania 19001

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This semi-annual report must be accompanied with or preceded by the Fund's current prospectus.

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                                       THE
                                    KAUFMANN
                                   FUND, INC.


                               [Graphic Omitted]


                               SEMI-ANNUAL REPORT


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                         SIX MONTHS ENDED JUNE 30, 2000

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